Dyal Acquisition (Tables)	6 Months Ended
Jun. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table provides the consideration calculation in connection with the Dyal Acquisition (dollars in thousands):

Consideration
Equity consideration(1)	$4,285,359
Cash consideration(2)	973,457
Tax receivable agreement(3)	101,645
Earnout Securities(3)	246,788

Total Consideration	$5,607,249

Net Identifiable Assets Acquired and Goodwill
Assets acquired:
Due from related parties	$13,442
Intangible assets	2,233,200
Deferred tax asset	29,770
Other assets, net	2,096

Total assets acquired	2,278,508
Liabilities assumed:
Accrued compensation	7,376
Deferred tax liability	170,753
Accounts payable, accrued expenses and other liabilities	41,352

Total liabilities assumed	219,481

Net Identifiable Assets Acquired	$2,059,027

Goodwill(4)	$3,548,222

(1)	Represents share consideration issued to the Dyal Capital selling shareholders based on the fair value of the acquired business, reflecting a discount for lack of control.
(2)	Includes cash consideration paid to reimburse seller for certain pre-acquisition expenses, net of cash received in the Business Combination.
(3)	The TRA and Earnout Securities represent contingent consideration. See Note 9 for additional information on the valuation of these instruments.
(4)
Goodwill represents the amount of total consideration in excess of net identifiable assets acquired. None of the goodwill balance is expected to be deductible by the Blue Owl Operating Partnerships for tax purposes.

Schedule of Finite-Lived Intangible Assets
The following table summarizes the Company’s intangible assets, net (dollars in thousands):

	June 30, 2021	Useful Life (in years)	Remaining Weighted-Average Amortization Period as of June 30, 2021
Investment management agreements	$1,859,900	1.4 - 20.0	14.2 years
Institutional investor relationships	306,600	10.0	9.9 years
Trademarks	66,700	7.0	6.9 years

Total Intangible Assets	2,233,200
Less: accumulated amortization	(21,336)

Total Intangible Assets, Net	$2,211,864

Finite-lived Intangible Assets Amortization Expense
At June 30, 2021, future amortization of finite-lived intangible assets is estimated to be (dollars in thousands):

Period	Amortization
July 1, 2021 to December 31, 2021	$93,490
2022	184,699
2023	182,456
2024	182,956
2025	180,106
Thereafter	1,388,157

Total	$2,211,864